Summary of significant accounting policies	12 Months Ended
Sep. 30, 2011
Accounting Policies [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]
2.       Summary of significant accounting policies

a)     Basis of consolidation

These consolidated financial statements are prepared in accordance with Part V – Pre-changeover accounting standards under generally accepted accounting principles (“GAAP”) in Canada, and include the accounts of the Company and each of its wholly-owned subsidiaries, PhotoChannel Capital Inc., PhotoChannel Management Inc., PNI Digital Media Ltd., PNI Digital Media Europe Ltd., Pixology Incorporated and WorksMedia Limited. The results of WorksMedia Limited have been included since the date of acquisition, March 11, 2009.

All material intercompany balances and transactions are eliminated upon consolidation.

b)     Use of estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Significant areas requiring the use of estimates and assumptions include the determination of the recoverable amounts for property and equipment and intangible assets, impairment testing of goodwill, the determination of the recoverability of future income taxes and the determination and classification of stock-based transactions.  Actual results may differ from those estimates.

c)   Reporting currency and foreign currency translation

These consolidated financial statements are reported in Canadian dollars.  Foreign currency denominated revenues and expenses are translated using average rates of exchange during the year.  Foreign currency denominated assets and liabilities are translated at the rate of exchange in effect at the balance sheet dates.

The Company translates the assets and liabilities of self-sustaining foreign operations to Canadian dollars at the rate of exchange prevailing at the balance sheet dates and revenues and expenses of those operations are translated using the average rates of exchange during the year.  Gains and losses resulting from these translation adjustments for self-sustaining foreign operations are recorded in accumulated other comprehensive loss, a component of shareholders’ equity, until there is a realized reduction in the net investment in the foreign operation.

d)   Cash and cash equivalents

Cash and cash equivalents consist of cash on deposit and highly liquid short-term interest bearing securities with maturities at the date of purchase of three months or less.  Investments with an original maturity of more than three months are designated short-term held for trading securities which are measured at fair value with changes in fair value recorded in net earnings.  As at September 30, 2011 and 2010, the Company had no investments in interest bearing securities with original terms to maturity of greater than three months.

e)   Property and equipment

Property and equipment are recorded at cost less accumulated amortization.  Amortization is provided over the estimated useful lives of the assets at the following rates:

Computer equipment	30% declining balance
Furniture and office equipment	20% declining balance
Leasehold improvements	Life of the lease
Equipment held under capital lease	Life of the lease
The Company assesses the carrying value of long-lived assets for recoverability whenever events or changes in circumstances indicate that the carrying value may not be recoverable.  If the total value of the estimated future undiscounted cash flows is less than the carrying amount of the asset, an impairment loss equal to the difference between the asset carrying amount and its fair value is recognized in the period in which the impairment determination is made.

f)    Goodwill

Goodwill represents the excess of the purchase price of an acquired enterprise over the fair values assigned to the assets acquired and liabilities assumed in a business combination.  Goodwill is not amortized and is subject to an impairment test at the reporting unit level at least annually or more frequently if events or circumstances suggest that there may be an impairment.  If the carrying amount exceeds the fair value of the goodwill, an impairment loss is recognized equal to that excess through the statement of earnings (loss).

g)   Intangible assets

Intangible assets acquired in a business combination that meet the specified criteria for recognition, apart from goodwill, are initially recognized and measured at fair value.  Intangible assets with finite useful lives, including acquired software, software developed for internal use and customer relationships, are amortized on a straight-line basis over their estimated useful lives between one and three years.  The amortization methods and estimated useful lives of intangible assets are reviewed annually or earlier if events and circumstances change.  In addition, the Company assesses whether costs incurred to generate software used in the PNI Network or sold to customers meets the recognition criteria of an intangible asset, as further described in note l.
The Company assesses the carrying value of long-lived assets for recoverability whenever events or changes in circumstances indicate that the carrying value may not be recoverable from future undiscounted cash flows.  If the carrying amount exceeds the fair value of the intangible asset, an impairment loss is recognized equal to that excess through the statements of earnings (loss).

h)   Asset retirement obligations

The Company recognizes asset retirement obligations with respect to the restoration of leased office premises at the end of the lease term back to their original condition.  The Company estimates fair value by determining the current market cost required to settle the asset retirement obligation, adjusts for inflation through to the expected date of the expenditures and discounts this amount back to the date when the obligation was originally incurred.  As the liability is initially recorded on a discounted basis, it is increased each period until the estimated date of settlement.  The Company reviews asset retirement obligations on a periodic basis and adjusts the liability as necessary to reflect changes in the estimated amount and timing of future cash flows underlying the initial fair value measurement.

i)    Income taxes

The Company uses the liability method of accounting for income taxes. Under the liability method, future tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and for operating losses or tax credits.  Future tax assets and liabilities are measured using substantively enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on future tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the date of substantive enactment.  A valuation allowance is recognized to the extent the recoverability of future income tax assets is not considered more likely than not.

The Company accounts for uncertainty related to income taxes through the recognition of the effect of uncertain tax positions where it is more likely than not based on the technical merits that the position would be sustained.  The Company recognizes the amount of the tax benefit that has a greater than 50 percent likelihood of being realized upon settlement.  The Company recognizes any change in judgment related to the expected resolution of uncertain tax positions in the year such a change occurs.  Accrued interest and penalties related to unrecognized tax benefits are recorded in income tax expense in the current year.

j)    Share issue costs

Direct costs associated with the issue of capital stock or warrants are deducted from the related proceeds at the time of the issue.

k)   Revenue

The Company provides online and in-store digital media solutions to retailers.  These solutions are primarily provided through the PNI Digital Media Network services (Network Services).  The Company also provides professional services and sells software products to retailers either directly or through license and distribution agreements.  The products sold do not have any general rights of return except under arrangements whereby the Company provides the product to the ultimate customer.

Through Network Services, the Company’s customers obtain access to the PNI Digital Media Platform (Platform) which provides the technology which delivers media transactions between retailers and content providers and their consumers.  The Platform provides a transaction and order routing tier which delivers orders placed either through online sites or kiosks to the production facilities of the Company’s customers for production and delivery to end consumers.  Through the Platform, customers are able to store, edit, archive, distribute and print photographs and other personalized products.  The Company does not produce the content, but may act as an agent for certain retailers for some consumer deliverables. The Network Services provided by the Company may include the software, hosting, storage and archiving facilities, ongoing development up to a specified threshold of hours, initial integration of the software into the customer’s environment, technical support, maintenance services and hardware. Fees for these services are paid through fixed and variable fees. The variable fees are based on different factors and may be based on the number of physical locations connected to the Network, the number of transactions processed through the Platform, the number of images uploaded through the Platform, a percentage of revenue earned by its customers and the amount of storage capacity used in excess of minimums provided in the contract.  The Company accounts for the Network Services as a single unit of accounting.

In some instances, the Company provides services to the ultimate customers who access the PNI Network through a retailer’s website.  These services include taking on the responsibility for the fulfillment of print orders, the provision of certain consumer deliverables and other media.  The Company pays the retailer a commission for the use of their website and other services provided by the retailer.  The Company is responsible for fulfilling the ultimate customers’ orders and fulfills its obligations through the use of third party suppliers who ship the products directly to the customer.  Revenue is recognized when the product is shipped, net of estimated returns, as the Company has transferred the significant risks and rewards of ownership to the customer at that time.  The Company estimates the provision for returns based on historical experience and adjusts to actual returns when determinable.

The Company provides professional services in addition to the initial integration services to make changes to the customer’s website and branded environment and to provide email marketing programs to customers.

Revenue is considered realized or realizable and earned when all of the following criteria are met:

(i)       Persuasive evidence of a sales arrangement exists;
(ii)      Delivery has occurred or services have been rendered;
(iii)     The price is fixed or determinable; and
(iv)     Collectability is reasonably assured.

Cash received from customers prior to the related revenue being recognized is recorded as deferred revenue. In addition to this general policy:

•
Fees earned for software licenses relate to the sale of software either directly to retailers or to distributors for resale to retailers for use in-store, allowing end users to edit and order prints and other photo-related items from digital images.  Revenue from these arrangements that involve multiple elements are reviewed to determine whether a delivered item(s) has value to the customer on a stand-alone basis and whether there is objective and reliable evidence of the fair value of the undelivered item(s).  If these criteria are met, the Company allocates revenue using the relative fair value of each element within the contract that has stand alone value, such as software products, post contract customer support and maintenance.  In instances, where the Company has evidence of the fair value of each element within a multiple deliverable arrangement, revenue is recognized upon the delivery or rendering of service(s) with respect to each element as there is no general right of return.  Revenue for perpetual software licenses is recognized upon delivery, as the license holder is not obligated to pay maintenance for the ongoing use of the license.  Maintenance fees are recognized on a straight line basis over the term of the maintenance service period.  If the fair value of the delivered item is not obtainable, the Company allocates revenue using the residual method in instances where the fair value of the undelivered item is verifiable or in the absence of fair value of the undelivered item, the entire consideration is deferred and recognized when the overall revenue recognition criteria for the revenue contract as a whole is met.  The Company does not currently have any multiple deliverable arrangements which require the use of the residual approach or deferral of the overall consideration.

•
Installation fees are fixed upfront fees related to Network Services which are deferred and recognized on a straight-line basis over the life of the agreement, or where the agreement with the customer is on a month-to-month basis, over the estimated life of the customer relationship period.  The customer relationship period is assessed annually, and has been estimated to be 24 to 36 months.

•	Monthly fixed fees per connected location are recognized monthly and are included in membership fees.
•
Fees for storing and archiving digital images for customers in excess of the minimums provided in the agreement are based upon our customers storage capacity needs, and are recognized as the storage is provided and are included in archive fees.

•	Professional services are recognized when the services are completed and included in professional fees.

The Company offers volume and other rebates and discounts to certain customers which are recognized as a reduction of revenue at the date the related revenue is recognized or the date the offer is made for previously recognized revenue. The amount of rebates is based on estimates of the expected rebates to be paid based on historical and expected trends or on the maximum potential rebates that could be earned by a customer if the Company is unable to reasonably estimate the expected rebate. The Company accounts for cash consideration offered to customers, including annual volume discounts, as a reduction in sales revenue.

All revenues are reported net of sales and value added taxes.

Trade accounts receivable balances are shown net of allowances for doubtful accounts.

l)    Software development costs

Software development costs includes the costs to customize aspects of the Company's PNI Network software for specific customers as well as the cost of generating and maintaining the Company's software used in the PNI Network and software sold to customers.  For costs incurred to generate software used in the PNI Network or sold to customers, the Company classifies costs into a research phase and a development phase.  Costs incurred during the research phase are expensed when incurred as the Company is not able to demonstrate that the software will generate future economic benefits.  Costs incurred during the development phase are recognized as intangible assets only if the Company can demonstrate the technical feasibility of completing the software so it will be available for use or sale; its intention to complete the software and use or sell it; its ability to use or sell the software; how the software will generate probable future economic benefits; the availability of adequate technical, financial and other resources to complete the development and use and sell the software; and its ability to measure reliably the expenditure attributable to the software during development.  If these criteria are not met, the development costs are expensed when incurred for both costs of developing the Company’s software used directly in the PNI Network and the software which is sold to customers or customized for customers. During the period the Company had incurred software development costs of $11,218,227 (2010: $8,162,595; 2009: $7,566,227), these costs principally consist of staff and consulting costs associated with the day to day operations of the Company including customizing aspects of the Company’s PNI Network software for specific customers, generating and maintaining the Company’s software used in the PNI Network and exploring new initiatives.  As at year end the Company determined that $186,426 (2010: $nil; $2009: $nil) of these costs met the capitalization criteria.

m)  Stock-based compensation

The Company’s stock-based awards may take the form of stock options, Performance Share Units (“PSU”), and Restricted Share Units (“RSU”) which are granted to directors and certain employees of the Company as an element of compensation.  The cost of the service received as consideration is measured based on an estimate of fair value at the date of the grant.  The grant-date fair value is recognized as compensation expense over the related service period with a corresponding increase in contributed surplus.  On exercise of stock options, the Company issues common shares from treasury and the consideration received together with the compensation expense previously recorded to contributed surplus is credited to share capital.  On vesting of PSU’s and RSU’s, the Company issues common shares from treasury and the compensation expense previously recorded to contributed surplus is credited to share capital.

The Company uses the Black-Scholes option pricing model to estimate the fair value of each stock option.  The Black-Scholes option pricing model requires the Company to estimate the expected term of the options granted, the volatility of the Company’s common shares and an expected dividend yield.  The Company estimates the expected term of the options granted by considering the Company’s historical experience involving stock option exercise; cancellations, forfeitures and expiries; volatility is estimated with reference to historical volatility data. The Company does not currently anticipate paying any cash dividends in the foreseeable future and therefore has used an expected dividend yield of zero as detailed in note 12(e).  The Black-Scholes model also requires the Company to input a risk-free interest rate and the Company uses the Bank of Canada marketable bond rates.

The fair value of each PSU and RSU awarded is based upon the quoted price of the Company’s stock on the date of grant.  All PSU and RSU awards are equity settled.  As it relates to PSU’s and RSU’s, no value is attributed to awards that the employee forfeits as a result of not achieving the service or performance conditions; hence the number of PSU’s and RSU’s granted is reduced by actual forfeitures.
n)   Leases

Leases entered into are classified as either capital or operating leases.  Leases that transfer substantially all of the benefits and risks of ownership of property to the Company are accounted for as capital leases.  Property acquired under capital leases is recorded as an asset on the balance sheets with a corresponding increase to the capital lease obligation and depreciated over the life of the lease.

Leases in which a significant portion of the risk and rewards of ownership are retained by the lessor are classified as operating leases.  Payments made under operating leases are charged to operations on a straight-line basis over the term of the lease.  The benefits of lease inducements provided to the Company are recognized on a straight-line basis over the term of the lease agreement.

o)  Financial instruments

Classification of financial instruments

The Company has made the following classifications for its financial instruments:

•	Cash and cash equivalents are classified as "Loans and receivables” financial assets and are measured at amortized cost at the end of each period;
•
Accounts receivable are classified as “Loans and receivables” and are recorded at amortized cost using the effective interest rate method. Subsequent measurement of trade receivables is at amortized cost (if significant), less an allowance for doubtful accounts;

•	Accounts payable and accrued liabilities are classified as "Other financial liabilities” and are measured at amortized cost (if significant) using the effective interest rate method;
•
Loan payable, including accrued interest and purchase consideration payable are classified as financial liabilities and are measured at amortized cost (if significant) using the effective interest rate method;

•	Transaction costs incurred to acquire financial instruments are recorded through the statements of earnings (loss)

p)   Net earnings (loss) per share

Basic net earnings (loss) per share is computed using the weighted average number of common shares outstanding during the period.  The treasury stock method is used for calculation of diluted net earnings per share.  Under the treasury stock method, the weighted average number of common shares outstanding for the calculation of diluted net earnings per share assumes that the proceeds to be received on the exercise of dilutive stock options, and warrants and the unrecognized portion of the fair value of stock options, restricted share unit awards and performance share unit awards are applied to repurchase common shares at the average market price for the period.  Stock options and warrants are dilutive when the average market price of the common shares during the period exceeds the exercise price of the options and warrants.

At September 30, 2011, nil warrants (2010 – nil; 2009 - nil) and 1,888,223 options (2010 - 2,775,769; 2009 - 3,286,780), 198,200 restricted share units (2010 – nil; 2009 – nil), and 14,400 performance share units (2010 – nil; 2009 – nil) were outstanding.  The options, RSU’s and PSU’s were included in the calculation of diluted earnings (loss) per share for the year ending September 30, 2011; the options were included in the calculation of diluted earnings per share for the year ending September 30, 2010 but excluded, along with warrants, from the calculation of diluted earnings (loss) per share for the year ending September 30, 2009, as their effects would be anti-dilutive.

q)   Recently issued accounting standards

CICA Handbook Sections 1582, Business Combinations; 1601, Consolidated Financial Statements and 1602, Non-Controlling Interests

In January 2008, the Canadian Institute of Chartered Accountants (“CICA”) issued Handbook Sections 1582, Business Combinations; 1601, Consolidated Financial Statements and 1602, Non-Controlling Interests.  These sections replace the former CICA Handbook Section 1581, Business Combinations and CICA 1600, Consolidated Financial Statements and establish a new section for accounting for a non-controlling interest in a subsidiary.  These sections also provide the Canadian equivalent to International Financial Reporting Standards (“IFRS”) 3, Business Combinations and International Accounting Standards (“IAS”) 27, Consolidated and Separate Financial Statements.

CICA 1582 is effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2011.  CICA 1601 and CICA 1602 apply to interim and annual consolidated financial statements relating to years beginning on or after January 1, 2011.

Management does not anticipate the adoption of this standard will have any impact on the Company’s consolidated financial statements because the Company will be adopting International Financial Reporting Standards (IFRS) effective October 1, 2011.

EIC 175, Revenue Arrangements with Multiple Developments

In December 2009, the CICA issued Emerging Issue Committee Abstract (“EIC”) 175, Revenue Arrangement with Multiple Deliverables an amendment to EIC 142, Revenue Arrangements with Multiple Deliverables. EIC 175 provides guidance on certain aspects of the accounting for arrangements under which the Company will perform multiple revenue-generating activities. Under the new guidance, when vendor specific objective evidence or third party evidence for deliverables in an arrangement cannot be determined, a best estimate of the selling price is required to separate deliverables and allocate arrangement consideration using the relative selling price method. EIC 175 also includes new disclosure requirements on how the application of the relative selling price method affects the timing and amount of revenue recognition. EIC 175 is effective prospectively, with retrospective adoption permitted, for revenue arrangements entered into or materially modified in fiscal years beginning on or after January 1, 2011.

Management does not anticipate the adoption of this standard will have any impact on the Company’s consolidated financial statements because the Company will be adopting International Financial Reporting Standards (IFRS) effective October 1, 2011.